Business Combination - Number of Shares Common Shares Issued Business Combination (Details) - USD ($)			2 Months Ended	9 Months Ended
	May 13, 2024	May 12, 2024	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)				193,927
Additional shares issued (in shares)			448,127
Total shares issued in Business Combination and related transactions (in shares)	35,245,430
Shares issued to Lionsgate (in shares)	253,435,794
Total outstanding (in shares)	288,681,224
Common shares, shares issued (in shares)				288,700,000	253,400,000	253,400,000
Number of shares issued in transactions (in shares)		254,200
SEAC
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	7,027,873
SEAC | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	254,200
SEAC Sponsor Options
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	2,010,000
Common shares, shares issued (in shares)	2,200,000
PIPE Investors
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	25,759,430			16,218,402
Number of shares issued in transactions (in shares)	18,172,378
Number of shares excluded for reduction rights (in shares)	1,953,976
PIPE Investors | Offering One
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	14,141,559
Sale of stock, share price (in dollars per share)	$ 9.63
PIPE Investors | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	11,617,871
Sale of stock, share price (in dollars per share)	$ 10.165
Common Class A [Member] | SEAC
Business Combination Segment Allocation [Line Items]
Total outstanding (in shares)					75,000,000
Shares repurchased during period (in shares)		67,972,127
Stock repurchased		$ 730,100,000
Shares repurchased during period, price per share (in dollars per share)		$ 10.745
Common Class A [Member] | PIPE Investors | Offering Two
Business Combination Segment Allocation [Line Items]
Issuance of common shares (in shares)	193,927
Common Class B [Member]
Business Combination Segment Allocation [Line Items]
Total outstanding (in shares)	1,800,000
Common Class B [Member] | SEAC
Business Combination Segment Allocation [Line Items]
Total outstanding (in shares)	2,010,000
Shares repurchased during period (in shares)	16,740,000